American Funds Insurance Series® Prospectus Supplement July 1, 2019 (for Class 1, Class 1A, Class 2, Class 3 and Class 4 shares prospectuses each dated May 1, 2019)

The fourth paragraph of the “Fund expenses” section of the prospectuses is amended to read as follows:

The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for all share classes. The fund's investment adviser receives an administrative services fee at the annual rate of ..03% of the average daily net assets of the fund attributable to all share classes (which could be increased as noted above) for its provision of administrative services.

Keep this supplement with your prospectus.

Lit. No. INA8BS-069-0719O CGD/8024-S74864

American Funds Insurance Series®

Statement of Additional

Information Supplement

July 1, 2019

(for Class 1, Class 1A, Class 2, Class 3 and Class 4 shares statement of additional information dated May 1, 2019)

The third paragraph under the heading “Administrative services” in the “Management of the Series” section of the statement of additional information is amended to read as follows:

The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of 0.05% for all share classes. The investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund (which could be increased as noted above) for its provision of administrative services. Administrative services fees are paid monthly and accrued daily.

Keep this supplement with your statement of additional information.

Lit. No. INA8BS-068-0719O CGD/8024-S74861

American Funds Insurance Series® Statement of Additional Information Supplement July 1, 2019 (for Class P1 and P2 shares statement of additional information dated May 1, 2019)

The third paragraph under the heading “Administrative services” in the “Management of the Series” section of the statement of additional information is amended to read as follows:

The fund is not assessed an administrative services fee for administrative services provided under the Administrative Agreement. However, the investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets from the Class 1 shares of the underlying funds (which could be increased as described in the current prospectus of the applicable underlying funds) for its provision of administrative services. Administrative services fees are paid monthly and accrued daily.

Keep this supplement with your statement of additional information.

Lit. No. INP8BS-021-0719O CGD/8024-S74863

American Funds Insurance Series®

Portfolio SeriesSM

Statement of Additional

Information Supplement

July 1, 2019

(for Class 1, Class 1A, Class 2, Class 4, Class P1 and Class P2 shares statement of additional information dated May 1, 2019)

The third paragraph under the heading “Administrative services” in the “Management of the Series” section of the statement of additional information is amended to read as follows:

The funds are not assessed an administrative services fee for administrative services provided under the Administrative Agreement. However, the investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets from the Class 1 shares of the underlying funds (which could be increased as described in the current prospectus of the applicable underlying funds) for its provision of administrative services. Administrative services fees are paid monthly and accrued daily.

Keep this supplement with your statement of additional information.

Lit. No. INS8BS-009-0719O CGD/8024-S74862